Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Peter Zaffino[1] ($)	Summary Compensation Table Total for Brian Duperreault[1] ($)	Compensation Actually Paid to Peter Zaffino[1,2,3] ($)	Compensation Actually Paid to Brian Duperreault[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)[5]	Accident Year Combined Ratio, as adjusted[6] (%)
Year							TSR ($)	Peer Group TSR ($)
2023	24,617,936	—	38,715,733	—	8,096,539	6,186,239	147.43	168.05	3,878	87.7
2022	75,314,199	—	90,844,101	—	9,077,342	12,293,363	134.37	151.65	11,273	88.7
2021	21,905,220	13,969,537	52,445,392	45,269,700	10,476,911	20,741,560	118.13	127.58	10,906	91.0
2020	—	18,810,374	—	14,041,042	12,890,475	10,890,203	76.75	106.96	(5,829)	94.1

Company Selected Measure Name			AYCR, as adjusted*
Named Executive Officers, Footnote	Peter Zaffino has been our PEO since March 2021. Brian Duperreault was our PEO prior to March 2021. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022	2023
Peter Zaffino	Mark Lyons	Shane Fitzsimons	Sabra Purtill
Mark Lyons	Lucy Fato	Lucy Fato	Kevin T. Hogan
Lucy Fato	Kevin T. Hogan	Kevin T. Hogan	David McElroy
Doug Dachille	David McElroy	David McElroy	Claude Wade
	Doug Dachille		Shane Fitzsimons
Mark Lyons
Lucy Fato

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance Index (S&P 500 Property & Casualty Insurance Index), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in AIG's Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the last listed year, in the Company and in the S&P 500 Property & Casualty Insurance Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. In accordance with recent SEC guidance and to ensure consistency with Item 201(e) in our Annual Report on Form 10-K, the Peer Group TSR calculation for fiscal years 2020, 2021 and 2022 reflects rebalancing of the group members at the beginning of each fiscal year. Accordingly, the amounts may differ from those included in our 2023 Proxy Statement.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

Year	Summary Compensation Table Total for Peter Zaffino ($)	Exclusion of Change in Pension Value for Peter Zaffino ($)	Exclusion of Stock Awards and Option Awards for Peter Zaffino ($)	Inclusion of Pension Service Cost for Peter Zaffino ($)	Inclusion of Equity Values for Peter Zaffino ($)	Compensation Actually Paid to Peter Zaffino ($)
2023	24,617,936	0	(13,859,291)	0	27,957,088	38,715,733

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	8,096,539	(18,845)	(2,994,534)	0	1,103,079	6,186,239
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. Please note that any columns included in the calculation of Compensation Actually Paid that contain a “0” did not have an amount in that category for that year.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Zaffino ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Zaffino ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Zaffino ($)	Total - Inclusion of Equity Values for Peter Zaffino ($)
2023	18,051,750	10,661,792	0	(756,454)	0	27,957,088

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,854,855	1,332,845	408,409	(408,523)	(3,084,507)	1,103,079

Non-PEO NEO Average Total Compensation Amount			$ 8,096,539	$ 9,077,342	$ 10,476,911	$ 12,890,475
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,186,239	12,293,363	20,741,560	10,890,203
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

Year	Summary Compensation Table Total for Peter Zaffino ($)	Exclusion of Change in Pension Value for Peter Zaffino ($)	Exclusion of Stock Awards and Option Awards for Peter Zaffino ($)	Inclusion of Pension Service Cost for Peter Zaffino ($)	Inclusion of Equity Values for Peter Zaffino ($)	Compensation Actually Paid to Peter Zaffino ($)
2023	24,617,936	0	(13,859,291)	0	27,957,088	38,715,733

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	8,096,539	(18,845)	(2,994,534)	0	1,103,079	6,186,239
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. Please note that any columns included in the calculation of Compensation Actually Paid that contain a “0” did not have an amount in that category for that year.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Zaffino ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Zaffino ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Zaffino ($)	Total - Inclusion of Equity Values for Peter Zaffino ($)
2023	18,051,750	10,661,792	0	(756,454)	0	27,957,088

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	2,854,855	1,332,845	408,409	(408,523)	(3,084,507)	1,103,079

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (TSR)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our AYCR, as adjusted*, during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (TSR)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the four most recently completed fiscal years for the Company and the Peer Group.

Tabular List, Table

Accident Year Combined Ratio, as adjusted*	Diluted Normalized Adjusted After-tax Income Attributable to AIG Common Shareholders Per Share*	Relative Tangible Book Value Per Common Share* Growth	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 147.43	134.37	118.13	76.75
Peer Group Total Shareholder Return Amount			168.05	151.65	127.58	106.96
Net Income (Loss)			$ 3,878,000,000	$ 11,273,000,000	$ 10,906,000,000	$ (5,829,000,000)
Company Selected Measure Amount			87.7	88.7	91.0	94.1
PEO Name	Brian Duperreault	(1)Peter Zaffino	(1)Peter Zaffino	(1)Peter Zaffino		Brian Duperreault
Additional 402(v) Disclosure			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. In September of 2022, AIG completed the initial public offering of Corebridge, at which time Mr. Hogan became an executive officer of Corebridge and his outstanding and unvested RSUs denominated in AIG Parent common stock were converted to unvested RSUs denominated in Corebridge common stock. As a result, the RSUs included in the table above were valued using the stock price of Corebridge as of December 31, 2023. As of December 31, 2023, AIG own 52.2 percent of Corebridge common stock. Net Income as disclosed in our Annual Report on Form 10-K. In accordance with recent SEC guidance, the amounts for 2021 and 2022 differ from those included in our 2023 Proxy Statement since they have been updated to reflect the Company's implementation of the long-duration targeted improvements accounting standard. We make adjustments to U.S. GAAP financial measures for purposes of this performance metric. See Appendix A for an explanation of how this metric is calculated from our audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name			Accident Year Combined Ratio, as adjusted*
Non-GAAP Measure Description			We determined AYCR, as adjusted* to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. We make adjustments to U.S. GAAP financial measures for purposes of this performance metric. See Appendix A for an explanation of how this metric is calculated from our audited financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name			Diluted Normalized Adjusted After-tax Income Attributable to AIG Common Shareholders Per Share*
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Tangible Book Value Per Common Share* Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Zaffino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 24,617,936	$ 75,314,199	$ 21,905,220
PEO Actually Paid Compensation Amount			38,715,733	$ 90,844,101	52,445,392
Duperreault [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					13,969,537	$ 18,810,374
PEO Actually Paid Compensation Amount					$ 45,269,700	$ 14,041,042
PEO | Zaffino [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Zaffino [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,859,291)
PEO | Zaffino [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Zaffino [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,957,088
PEO | Zaffino [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			18,051,750
PEO | Zaffino [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			10,661,792
PEO | Zaffino [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Zaffino [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(756,454)
PEO | Zaffino [Member] | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Zaffino [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,957,088
Non-PEO NEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,845)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,994,534)
Non-PEO NEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,103,079
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			2,854,855
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			1,332,845
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			408,409
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(408,523)
Non-PEO NEO | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(3,084,507)
Non-PEO NEO | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,103,079